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July 15, 2013	Sarah Clinton
Phone: 617-951-7375
Fax: 617-235-7312
Sarah.Clinton@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Blackstone Alternative Investment Funds (the “Fund”)
File Nos. 333-185238 and 811-22743

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 4 to the Fund’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended, and Amendment No. 4 to the Fund’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 4”), on behalf of Blackstone Alternative Investment Funds, a Massachusetts business trust.

This Amendment No. 4 is being filed for the purposes of providing certain updates and implementing comments provided to us by Larry L. Greene, the Fund’s SEC staff reviewer, with respect to the Fund’s Registration Statement filed on June 28, 2013.

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7375.

Very truly yours,

/s/ Sarah Clinton

Sarah Clinton
Enclosures

cc:	Scott Sherman, Esq., Blackstone Alternative Asset Management L.P.
James E. Thomas, Esq.